SECURITIES AVAILABLE FOR SALE (Schedule of Expected Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
SECURITIES AVAILABLE FOR SALE [Abstract]
Amortized Cost within one year	$ 415
Fair Value Within one year	417
Amortized Cost One to five years	1,505
Fair Value One to five years	1,558
Amortized Cost five to ten years	33,987
Fair Value Five to ten years	33,223
Amortized Cost Beyond ten years	18,278
Fair Value Beyond ten years	18,041
Amortized cost, Mortgage-backed securities	34,927
Fair value, Mortgage-backed securities	34,691
Amortized Cost, Total	89,112	91,856
Total securities	$ 87,930	$ 94,456